STATEMENTS OF OPERATIONS [Parenthetical] - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Sale of Equity Investments	$ 928,187	$ 0
Series 47 [Member]
Gain (Loss) on Sale of Equity Investments	584,687	0
Series 48 [Member]
Gain (Loss) on Sale of Equity Investments	$ 343,500	$ 0